Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest-rate Swaps Designated as Cash Flow Hedges
Information related to the interest-rate swaps designated as cash flow hedges were as follows for the periods presented:

	December 31,
	2015	2014
	(Dollars in thousands)
FHLB Advance:
Notional amount	$—	$5,000
Unrealized losses	—	(109)
Fixed interest rate payable	—%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	—	0.47
Maturity date	September 20, 2015
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(154)	(434)
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.57	0.48
Maturity date	July 19, 2016
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(276)	(186)
Fixed interest rate payable	2.09%	2.09%
Variable interest rate receivable (One month LIBOR)	0.35	—
Maturity date	March 15, 2020
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(339)	(197)
Fixed interest rate payable	2.23%	2.23%
Variable interest rate receivable (One month LIBOR)	0.35	—
Maturity date	June 15, 2020

	December 31,
	2015	2014
	(Dollars in thousands)
Forward Starting:
FHLB advance:
Notional amount	$10,000	$10,000
Unrealized losses	(496)	(230)
Fixed interest rate payable	2.62%	2.62%
Variable interest rate receivable (One month LIBOR)	—	—
Start date	March 15, 2016
Maturity date	March 15, 2021

Net Gains (Losses) Recorded in Accumulated Other Comprehensive Income (Loss) and Income Relating to the Cash Flow Derivative
The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the consolidated statements of income relating to the cash flow derivative instruments for the periods presented:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Interest rate contracts:
Net amount of gain (loss):
Recognized in OCI (Effective Portion)	$(73)	$17
Reclassified from OCI to interest income	—	—
Recognized in other noninterest income (Ineffective Portion)	—	—

Cash Flow Hedges Included in Consolidated Balance Sheets
The following table reflects the cash flow hedges included in the consolidated balance sheets as of the dates indicated:

	December 31,
	2015		2014
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to FHLB advances	(40,000)	(1,265)	(45,000)	(1,156)